Equity and Redeemable Noncontrolling Interest - Rollforward of Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 28,845	$ 39,781	$ 33,679
Change in unrealized depreciation of investments	(40,401)	(7,457)	8,895
Change in deferred policy acquisition costs adjustment and other	6,305	962	(1,183)
Change in future policy benefits	2,612	915	(870)
Change in cash flow hedges	203
Change in foreign currency translation adjustments	(109)	(22)	61
Change in net actuarial loss	2	1	(2)
Change in deferred tax asset (liability)	5,264	1,095	(1,571)
Other comprehensive income (loss)	(26,124)	(4,506)	5,330
Other		20
Balance, end of period	9,149	28,845	39,781
Cumulative effect of change in accounting principle
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period			(246)
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	10,167	14,653	9,329
Other comprehensive income (loss)	(26,114)	(4,506)	5,324
Balance, end of period	(15,947)	10,167	14,653
Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(40)	(62)	0
Other comprehensive income (loss)	(54)	22	(62)
Balance, end of period	(94)	(40)	(62)
Unrealized Appreciation (Depreciation) of All Other Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	10,209	14,698	9,361
Other comprehensive income (loss)	(26,128)	(4,509)	5,337
Other		20
Balance, end of period	(15,919)	10,209	14,698
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Other comprehensive income (loss)	157
Balance, end of period	157
Foreign Currency Translation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(9)	11	(40)
Other comprehensive income (loss)	(101)	(20)	57
Balance, end of period	(100)	(9)	11
Retirement Plan Liabilities Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	7	6	8
Other comprehensive income (loss)	2	1	(2)
Balance, end of period	9	7	6
Noncontrolling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Noncontrolling interests	(10)	0	6
Foreign Currency Translation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Noncontrolling interests	(10)	0	6
Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in unrealized depreciation of investments	(78)	39	(89)
Change in deferred policy acquisition costs adjustment and other	9	(11)	11
Change in deferred tax asset (liability)	15	(6)	16
Other comprehensive income (loss)	(54)	22	(62)
Unrealized Appreciation (Depreciation) of All Other Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in unrealized depreciation of investments	(40,323)	(7,496)	8,984
Change in deferred policy acquisition costs adjustment and other	6,296	973	(1,194)
Change in future policy benefits	2,612	915	(870)
Change in deferred tax asset (liability)	5,287	1,099	(1,583)
Other comprehensive income (loss)	(26,128)	(4,509)	5,337
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in cash flow hedges	203
Change in deferred tax asset (liability)	(46)
Foreign Currency Translation Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in foreign currency translation adjustments	(109)	(22)	61
Change in deferred tax asset (liability)	8	2	(4)
Other comprehensive income (loss)	(101)	(20)	57
Retirement Plan Liabilities Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Change in net actuarial loss	2	1	(2)
Other comprehensive income (loss)	$ 2	$ 1	$ (2)